Hecht & Associates, P.C.
                                Attorneys at Law
                         275 Madison Avenue, 28th Floor
                               New York, NY 10016
                            (212) 490-3232 Fax: (212)
                                    490-3263
                          www.securitiescounselors.com
                          Email: dtepper@hechtlegal.com



CHARLES J. HECHT
MITCHELL BERNS
DANIEL TEPPER                                                   Please Reply to:
WILLIAM J. GELLER (OF COUNSEL)                                     DANIEL TEPPER






                                                                    May 9, 2007


BY EDGAR and FACSIMILE (202) 772-9368

Anne Nguyen Parker
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  RE:      GOLD RUN INC.
                           AMENDMENT #2 TO REGISTRATION STATEMENT ON FORM SB-2 ORIGINALLY FILED DECEMBER 15, 2006
                           FILE NO.:        333-139412

Dear Ms. Parker:

         We have received your letter dated May 9, 2007. Please be advised that all of the comments contained therein have been complied with. There are limited comments, and you already have our client's request for accelerating the effective date to May 10, 2007. If for some reason it cannot be declared effective on May 10, 2007, please advise us, and we will submit a new request for May 13, 2007. Our concern is that the financial statements go stale on May 15, 2007.

May 9, 2007
Page 2
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          Please contact the undersigned or Charles J. Hecht, the principal of this firm, if you have any questions or comments.

                                                       Very truly yours,

                                                       /s/ DANIEL TEPPER
                                                       -----------------
                                                       Daniel Tepper
Encl.

cc:      John Pritchard (by e-mail)
         Dave Mathewson (by e-mail)
         Rick Brown (by e-mail)
         Trevor Michael (by e-mail)
         Michael Berns (by e-mail)
         James Berns (by e-mail)
         Robert Carroll (SEC) (by US Mail)
         April Sifford (SEC) (by US Mail)
         Carmen Moncada- Terry (SEC) (by US Mail)